Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000240297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO ETF
Without Sales Load [Member] | C000240297
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.48%)	7.86%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	8.54%	9.96%
Hypatia Women CEO Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO Index
Average Annual Return, Percent	1.23%	9.61%
Hypatia Women CEO ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.58%)	7.83%
FT Wilshire Small Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	12.67%